SHARE CAPITAL - Incentive Stock Options Outstanding and Exercisable (Details)	Jun. 30, 2019 CAD ($) Option	Dec. 31, 2018 CAD ($) Option	Dec. 31, 2017 CAD ($) Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	13,608,581	9,894,211	9,861,114
Outstanding Remaining contractual life (years)	3.67
Outstanding Weighted average exercise price	$ 3.130	$ 2.31	$ 1.76
Exercisable Quantity | Option	6,314,067
Exercisable Weighted average exercise price	$ 2.33
0.175 - 0.43
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	210,000
Outstanding Remaining contractual life (years)	2.15
Outstanding Weighted average exercise price	$ 0.34
Exercisable Quantity | Option	210,000
Exercisable Weighted average exercise price	$ 0.34
0.44 - 0.50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	1,500,000
Outstanding Remaining contractual life (years)	0.82
Outstanding Weighted average exercise price	$ 0.45
Exercisable Quantity | Option	1,500,000
Exercisable Weighted average exercise price	$ 0.45
0.51 - 0.94
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	993,416
Outstanding Remaining contractual life (years)	2.25
Outstanding Weighted average exercise price	$ 0.72
Exercisable Quantity | Option	955,918
Exercisable Weighted average exercise price	$ 0.72
0.95 - 1.25
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	723,834
Outstanding Remaining contractual life (years)	2.93
Outstanding Weighted average exercise price	$ 1.21
Exercisable Quantity | Option	467,863
Exercisable Weighted average exercise price	$ 1.20
1.26 - 1.49
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	258,581
Outstanding Remaining contractual life (years)	2.95
Outstanding Weighted average exercise price	$ 1.43
Exercisable Quantity | Option	103,032
Exercisable Weighted average exercise price	$ 1.41
1.50 - 3.40
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	1,395,500
Outstanding Remaining contractual life (years)	4.10
Outstanding Weighted average exercise price	$ 2.98
Exercisable Quantity | Option	435,750
Exercisable Weighted average exercise price	$ 2.89
3.41 - 4.23
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	5,928,500
Outstanding Remaining contractual life (years)	4.74
Outstanding Weighted average exercise price	$ 4.06
Exercisable Quantity | Option	1,401,504
Exercisable Weighted average exercise price	$ 4.10
4.24 - 4.25
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	1,933,750
Outstanding Remaining contractual life (years)	3.48
Outstanding Weighted average exercise price	$ 4.25
Exercisable Quantity | Option	966,250
Exercisable Weighted average exercise price	$ 4.25
4.26 - 5.44
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	340,000
Outstanding Remaining contractual life (years)	4.15
Outstanding Weighted average exercise price	$ 4.58
Exercisable Quantity | Option	98,750
Exercisable Weighted average exercise price	$ 4.55
5.45 - 6.68
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	325,000
Outstanding Remaining contractual life (years)	3.66
Outstanding Weighted average exercise price	$ 5.69
Exercisable Quantity | Option	175,000
Exercisable Weighted average exercise price	$ 5.69